Earnings Per Share - Summary of Amounts Used to Calculate Basic and Diluted Earnings Per Share (Detail) - EUR (€) € / shares in Units, € in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Earnings per share [line items]
Profit attributable to shareholders of the Parent Company	€ 25,085	€ 45,967
Weighted average number of shares for basic earnings per share (in shares)	250,630,556	244,167,243
Weighted average number of shares for diluted earnings per share (in shares)	253,198,913	246,313,241
Basic earnings per share (in EUR per share)	€ 0.10	€ 0.19
Diluted earnings per share (in EUR per share)	€ 0.10	€ 0.19
Long Term Incentive Awards
Earnings per share [line items]
Dilutive effect of share options on weighted average number of ordinary shares (in shares)	1,381,264	949,678
CEO Remuneration
Earnings per share [line items]
Dilutive effect of share options on weighted average number of ordinary shares (in shares)	920,879	1,041,460
Non-Executive Directors Remuneration
Earnings per share [line items]
Dilutive effect of share options on weighted average number of ordinary shares (in shares)	136,214	154,860
Restricted Stock Units Plan 2023
Earnings per share [line items]
2023 Restricted Stock Units Plan	130,000	0